5. Derivative Liabilities (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivatives, Policy [Policy Text Block] [Abstract]
Derivative, Loss on Derivative	$ 320,100	$ 245,285